Basis of Presentation	6 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis of Presentation

20. SUBSEQUENT EVENTS

CNH Industrial has evaluated subsequent events through August 2, 2016, which is the date the financial statements were authorized for issuance. No significant events have occurred, except for the European Commission settlement as disclosed under “Note 14: Commitments and Contingencies”.